Share capital and other components of equity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Share capital and other components of equity
Common share, shares issued	7,891,000		7,891,000		5,941,000	[1]	5,627,000	[1]
Common share, shares outstanding	7,891,000		7,891,000		5,941,000	[1]	5,627,000	[1]
Preferred share, shares issued	0		0		0		0
Preferred share, shares outstanding	0		0		0		0
Stock options exercised (in shares)	16	20,659			17,037
Proceeds from stock option exercises			$ 10,000	$ 7,000	$ 8,000		$ 6,000
Decreased share capital					$ 1,000
ElectraMeccanica Vehicles Corp
Share capital and other components of equity
Common share, shares issued					119,292,132		119,287,917
Common share, shares outstanding					119,292,132		119,287,917
Preferred share, shares issued					0		0
Preferred share, shares outstanding					0		0
Stock options exercised (in shares)					19,927		1,623,864
Proceeds from stock option exercises							$ 487,054
Issuance of Common Stock for vesting of restricted stock units (in shares)					0		333,523
Decreased share capital							$ (175,526)
Number of common stock issued on exercise of each warrant					1
Share options | ElectraMeccanica Vehicles Corp
Share capital and other components of equity
Stock options exercised (in shares)					4,215		1,615,430
Proceeds from stock option exercises					$ 0		$ 487,054

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.